Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS
Cash	$ 2,961,235	$ 1,564,795
Short-term investment	5,000,000	10,000,000
Prepayments and other receivables	152,778	56,548
Total current assets	8,114,013	11,621,343
OTHER ASSETS
Property and equipment, net	141,734	440,829
Long-term deposits	97,684	108,499
Right-of-use assets, net	84,780	451,084
Total other assets	324,198	1,000,412
Total assets	8,438,211	12,621,755
CURRENT LIABILITIES
Accrued expenses	125,328	158,081
Operating lease liabilities – current	59,807	438,263
Total current liabilities	193,578	606,914
NON-CURRENT LIABILITIES
Operating lease liabilities – non – current	25,934	25,406
Total liabilities	219,512	632,320
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00001 par value, 100,000,000 shares authorized, and 13,012,866 shares issued and outstanding as of June 30, 2024 and 2023, respectively	130	130
Additional paid-in capital	29,881,238	29,431,927
Accumulated deficit	(21,616,903)	(17,315,066)
Accumulated other comprehensive loss	(45,766)	(86,658)
Total equity attributed to shareholders of the Company	8,218,699	12,030,333
Non-controlling interest		(40,898)
Total shareholders’ equity	8,218,699	11,989,435
Total liabilities and shareholders’ equity	8,438,211	12,621,755
Related Parties
CURRENT LIABILITIES
Other payables – related parties	$ 8,443	$ 10,570